Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Two Thousand Eight Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Contractual Life, Options outstanding		5 years 9 months	6 years 10 months 6 days	7 years 8 months 16 days
Aggregate Intrinsic Value, Options Exercised			$ 18
Aggregate Intrinsic Value, Options outstanding		$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Options outstanding, Beginning balance	20,307,149	21,657,682	22,208,215
Shares, Granted		0	842,641
Shares, Exercised		0	(98,089)
Shares, Canceled/forfeited		(1,350,532)	(1,295,085)
Shares, Options outstanding, Ending balance		20,307,149	21,657,682	22,208,215
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Options outstanding, Beginning balance	$ 1.30	$ 1.33	$ 1.27
Weighted-Average Exercise Price, Granted		0	1.87
Weighted-Average Exercise Price, Exercised		0	0.39
Weighted-Average Exercise Price, Canceled/forfeited		1.74	0.92
Weighted-Average Exercise Price, Options outstanding, Ending balance		$ 1.30	$ 1.33	$ 1.27
Two Thousand Fourteen Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Contractual Life, Options outstanding		8 years 7 months 2 days	9 years 7 months 2 days
Weighted-Average Contractual Life, Exercisable		8 years 6 months 29 days
Weighted-Average Contractual Life, Vested and expected to vest		8 years 6 months 29 days
Aggregate Intrinsic Value, Options outstanding		$ 0	$ 1,827
Aggregate Intrinsic Value, Exercisable		0
Aggregate Intrinsic Value, Vested and expected to vest		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Options outstanding, Beginning balance	1,115,855	1,161,308
Shares, Granted		6,616	1,167,615
Shares, Exercised		0	0
Shares, Canceled/forfeited		(52,089)	(6,307)
Shares, Options outstanding, Ending balance		1,115,855	1,161,308
Shares, Exercisable		777,694
Shares, Vested and expected to vest		1,022,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Options outstanding, Beginning balance	$ 11.23	$ 11.21
Weighted-Average Exercise Price, Granted		12.78	$ 11.21
Weighted-Average Exercise Price, Exercised		0	0
Weighted-Average Exercise Price, Canceled/forfeited		11.26	11.14
Weighted-Average Exercise Price, Options outstanding, Ending balance		11.23	$ 11.21
Weighted-Average Exercise Price, Exercisable		11.21
Weighted-Average Exercise Price, Vested and expected to vest		$ 11.22
Two Thousand And Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Contractual Life, Options outstanding		5 years 10 months 24 days
Aggregate Intrinsic Value, Options outstanding	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Options outstanding, Beginning balance	21,423,004
Shares, Granted	0
Shares, Exercised	0
Shares, Canceled/forfeited	(21,423,004)
Shares, Expired	0
Shares, Options outstanding, Ending balance		21,423,004
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Options outstanding, Beginning balance	$ 1.82
Weighted-Average Exercise Price, Granted	0
Weighted-Average Exercise Price, Exercised	0
Weighted-Average Exercise Price, Canceled/forfeited	1.82
Weighted-Average Exercise Price, Expired	$ 0
Weighted-Average Exercise Price, Options outstanding, Ending balance		$ 1.82
Two Thousand Sixteen Employee Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Contractual Life, Options outstanding	9 years 10 months 6 days	10 years
Aggregate Intrinsic Value, Options outstanding	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Granted	1,789,000
Shares, Exercised	0
Shares, Canceled/forfeited	(25,000)
Shares, Expired	0
Shares, Options outstanding, Ending balance	1,764,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Granted	$ 5.00
Weighted-Average Exercise Price, Exercised	0
Weighted-Average Exercise Price, Canceled/forfeited	5.00
Weighted-Average Exercise Price, Expired	0
Weighted-Average Exercise Price, Options outstanding, Ending balance	$ 5.00